Business Segment Information (Schedule Of Depreciation And Amortization) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Segment Reporting Information [Line Items]
Depreciation, Depletion and Amortization, Total	$ 14,805	$ 14,495	$ 13,476
Filtration [Member]
Segment Reporting Information [Line Items]
Depreciation, Depletion and Amortization, Total	4,200	3,900	3,300
Test [Member]
Segment Reporting Information [Line Items]
Depreciation, Depletion and Amortization, Total	2,500	2,500	2,200
USG [Member]
Segment Reporting Information [Line Items]
Depreciation, Depletion and Amortization, Total	4,600	3,400	3,100
Corporate [Member]
Segment Reporting Information [Line Items]
Depreciation, Depletion and Amortization, Total	$ 3,500	$ 4,700	$ 4,900